Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement dated June 5, 2015

to the

Prospectus dated January 31, 2015, as supplemented

SPDR® S&P® International Dividend ETF (the “Fund”)

Effective immediately, beginning on page 166 of the Prospectus, the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” is hereby replaced in its entirety with the following:

In seeking to track the performance of the S&P International Dividend Opportunities® Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Global BMI ex U.S. (Broad Market Index). The Index is weighted based on dividend yield and reconstituted semi-annually. To be included in the Index, stocks must meet, as of the applicable reference date (the last trading date of June or December), the following investability criteria: a total market capitalization greater than $1 billion; a float-adjusted market capitalization greater than $600 million for developed market stocks and $300 million for emerging market stocks; and a three-month average daily value traded greater than $5 million. Additionally, stocks must meet the following stability criteria: positive 3-year earnings growth and profitability, as measured by positive earnings per share before extraordinary items over the latest 12 month period. In addition, stocks must be listed on the primary exchanges of countries allowing free-in-kind transfer of shares (i.e., where there is no cash involved in a trade). To ensure diverse exposure, the index is subject to the following limits at rebalancing: no single country or sector has more than 25% weight in the Index; emerging market exposure is limited to 15%; no stock has more than a 3% weight; and trust exposure (including real estate investment trusts) is limited to 10%. In addition, the minimum initial portfolio size that can be turned over in a single day (based on its three month average daily value traded) cannot be lower than $1 billion. Common stocks of companies domiciled in the United States, derivatives, structured products, over-the-counter listings, mutual funds and exchange traded funds are not eligible for inclusion in the Index. The market capitalization and liquidity thresholds are subject to change according to market conditions. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, China, the Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom. As of May 29, 2015, the Index comprised 98 securities.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

SPDR (R) S&P (R) International Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement dated June 5, 2015

to the

Prospectus dated January 31, 2015, as supplemented

SPDR® S&P® International Dividend ETF (the “Fund”)

Effective immediately, beginning on page 166 of the Prospectus, the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” is hereby replaced in its entirety with the following:

In seeking to track the performance of the S&P International Dividend Opportunities® Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Global BMI ex U.S. (Broad Market Index). The Index is weighted based on dividend yield and reconstituted semi-annually. To be included in the Index, stocks must meet, as of the applicable reference date (the last trading date of June or December), the following investability criteria: a total market capitalization greater than $1 billion; a float-adjusted market capitalization greater than $600 million for developed market stocks and $300 million for emerging market stocks; and a three-month average daily value traded greater than $5 million. Additionally, stocks must meet the following stability criteria: positive 3-year earnings growth and profitability, as measured by positive earnings per share before extraordinary items over the latest 12 month period. In addition, stocks must be listed on the primary exchanges of countries allowing free-in-kind transfer of shares (i.e., where there is no cash involved in a trade). To ensure diverse exposure, the index is subject to the following limits at rebalancing: no single country or sector has more than 25% weight in the Index; emerging market exposure is limited to 15%; no stock has more than a 3% weight; and trust exposure (including real estate investment trusts) is limited to 10%. In addition, the minimum initial portfolio size that can be turned over in a single day (based on its three month average daily value traded) cannot be lower than $1 billion. Common stocks of companies domiciled in the United States, derivatives, structured products, over-the-counter listings, mutual funds and exchange traded funds are not eligible for inclusion in the Index. The market capitalization and liquidity thresholds are subject to change according to market conditions. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, China, the Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom. As of May 29, 2015, the Index comprised 98 securities.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the S&P International Dividend Opportunities® Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Global BMI ex U.S. (Broad Market Index). The Index is weighted based on dividend yield and reconstituted semi-annually. To be included in the Index, stocks must meet, as of the applicable reference date (the last trading date of June or December), the following investability criteria: a total market capitalization greater than $1 billion; a float-adjusted market capitalization greater than $600 million for developed market stocks and $300 million for emerging market stocks; and a three-month average daily value traded greater than $5 million. Additionally, stocks must meet the following stability criteria: positive 3-year earnings growth and profitability, as measured by positive earnings per share before extraordinary items over the latest 12 month period. In addition, stocks must be listed on the primary exchanges of countries allowing free-in-kind transfer of shares (i.e., where there is no cash involved in a trade). To ensure diverse exposure, the index is subject to the following limits at rebalancing: no single country or sector has more than 25% weight in the Index; emerging market exposure is limited to 15%; no stock has more than a 3% weight; and trust exposure (including real estate investment trusts) is limited to 10%. In addition, the minimum initial portfolio size that can be turned over in a single day (based on its three month average daily value traded) cannot be lower than $1 billion. Common stocks of companies domiciled in the United States, derivatives, structured products, over-the-counter listings, mutual funds and exchange traded funds are not eligible for inclusion in the Index. The market capitalization and liquidity thresholds are subject to change according to market conditions. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, China, the Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom. As of May 29, 2015, the Index comprised 98 securities.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.